Acquisitions (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Acquisition [Abstract]
Costs related to acquisition	$ 31	$ 3,393
Pro forma income (loss) per share:
Revenue	408,273	751,934
Net income	$ 14,367	$ 15,452
OneWater LLC [Member]
Acquisition [Abstract]
Costs related to acquisition			$ 1,323	$ 438	$ 327
Business Acquisition, Pro Forma Information [Abstract]
Pro forma revenues			827,488	765,992	659,263
Pro forma net income (loss) attributable to common interest holders			$ 28,686	$ (415)	$ (946)
Pro forma income (loss) per share:
Basic (in dollars per share)			$ 376.85	$ (5.51)	$ (12.62)
Diluted (in dollars per share)			$ 277.71	$ (5.51)	$ (12.62)
Revenue			$ 767,624	$ 602,805	$ 391,483
Net income			35,657	1,116	(4,272)
Retail Boat Dealer Groups [Member] | OneWater LLC [Member]
Pro forma income (loss) per share:
Revenue			62,000	68,400	87,500
Net income			$ 4,000	$ 6,100	$ 1,600